Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 2,361
Unrecognized Deferred Tax Assets	(2,257)
Net Deferred Tax Assets	1,176	$ 31
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,984
Tax Value	525
Unrecognized Deferred Tax Assets	(525)
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	5,548
Tax Value	1,401
Unrecognized Deferred Tax Assets	(1,387)
Net Deferred Tax Assets	14
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	718
Tax Value	146
Unrecognized Deferred Tax Assets	(76)
Net Deferred Tax Assets	70
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	300
Tax Value	75
Unrecognized Deferred Tax Assets	(75)
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	294
Tax Value	86
Unrecognized Deferred Tax Assets	(86)
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	17
Unrecognized Deferred Tax Assets	(14)
Net Deferred Tax Assets	3
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	111
Unrecognized Deferred Tax Assets	(94)
Net Deferred Tax Assets	$ 17